PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 1,880	$ 562	$ 1,407
Cost of sales [member]
Depreciation expense	381,725	371,170	365,401
Administrative expenses [member]
Depreciation expense	23,005	21,546	19,084
Other expenses [member]
Depreciation expense	3,494	2,119	3,707
Total [member]
Depreciation expense	$ 408,224	$ 394,835	$ 388,192